SUBSEQUENT EVENT - PROPOSED MERGER (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 03, 2015	Dec. 31, 2015 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
SUBSEQUENT EVENT - PROPOSED MERGER
Professional Fees				$ 1,845,577	$ 2,268,761	$ 2,524,107
Merger Agreement | Subsequent Event
SUBSEQUENT EVENT - PROPOSED MERGER
Number of First Busey common stock received upon conversion (in shares)	0.79
Merger Agreement | Subsequent Event | Forecast
SUBSEQUENT EVENT - PROPOSED MERGER
Potential termination fee			$ 9,000,000
Professional Fees		$ 600,000	$ 2,700,000